CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
VOYAGE REVENUES:	$ 529,879	$ 529,182	$ 481,790
EXPENSES:
Voyage expenses	125,350	113,403	106,403
Charter hire expense	10,822	311	0
Vessel operating expenses	181,693	173,864	146,546
Depreciation and amortization	146,798	139,020	113,420
General and administrative expenses	27,032	26,324	25,611
Loss on sale of vessels	364	3,860	0
Vessels impairment charge	65,965	8,922	0
Total expenses	558,024	465,704	391,980
Operating (loss) income	(28,145)	63,478	89,810
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(76,809)	(56,839)	(35,873)
Interest income	2,507	1,082	623
Other, net	1,405	1,464	1,935
Total other expenses, net	(72,897)	(54,293)	(33,315)
Net (loss) income	(101,042)	9,185	56,495
Less: Net loss (income) attributable to the noncontrolling interest	1,839	(1,573)	(712)
Net (loss) income attributable to Tsakos Energy Navigation Limited	(99,203)	7,612	55,783
Effect of preferred dividends	(33,763)	(23,776)	(15,875)
Net (loss) income attributable to common stockholders of Tsakos Energy Navigation Limited	$ (132,966)	$ (16,164)	$ 39,908
(Loss) Earnings per share, basic and diluted attributable to Tsakos Energy Navigation Limited common stockholders	$ (1.53)	$ (0.19)	$ 0.47
Weighted average number of shares, basic and diluted	87,111,636	84,713,572	84,905,078